PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.2%
Basic Materials : 6.0%
290,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 302,937
0.2
445,000  ATI, Inc., 7.250%,
08/15/2030 463,522
0.4
300,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 314,995
0.2
150,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 134,763
0.1
355,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 329,773
0.3
145,000
(1)(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 131,271
0.1
325,000
(1)(2)
Coeur Mining, Inc.,
5.125%,
02/15/2029 299,492
0.2
393,000
(1)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 333,248
0.3
368,000
(1)
Constellium SE,
5.625%,
06/15/2028 359,568
0.3
245,000
(1)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 209,185
0.2
490,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 475,127
0.4
390,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 373,386
0.3
436,000
(1)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 415,965
0.3
454,000
(1)(3)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 385,873
0.3
415,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 398,550
0.3
250,000
(1)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 262,477
0.2
65,000
(1)
Novelis Corp., 3.250%,
11/15/2026 61,234
0.0
350,000
(1)
Novelis Corp., 3.875%,
08/15/2031 308,940
0.2
135,000
(1)
Novelis Corp., 4.750%,
01/30/2030 127,177
0.1
325,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 301,795
0.2
200,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 200,379
0.2
480,000
(1)
SPCM SA, 3.125%,
03/15/2027 437,204
0.3
465,000
(1)
Taseko Mines Ltd.,
7.000%,
02/15/2026 441,926
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
490,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 $ 200,669
0.2
390,000
(1)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 343,632
0.3
7,613,088
6.0
Communications : 14.8%
380,000
(1)
Acuris Finance US, Inc.
/ Acuris Finance Sarl,
5.000%,
05/01/2028 311,961
0.2
400,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 355,497
0.3
491,000
(1)
Altice France Holding
SA, 6.000%,
02/15/2028 236,271
0.2
577,000
(1)
Altice France SA/
France, 5.500%,
10/15/2029 453,167
0.4
245,000
(1)
Altice France SA/
France, 8.125%,
02/01/2027 226,048
0.2
570,000  AMC Networks, Inc.,
4.250%,
02/15/2029 435,484
0.3
405,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 267,806
0.2
605,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 492,450
0.4
890,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 763,433
0.6
495,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 473,993
0.4
485,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 468,895
0.4
160,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 159,034
0.1
435,000
(1)
CommScope, Inc.,
4.750%,
09/01/2029 292,470
0.2
440,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 437,749
0.3
196,000  CSC Holdings LLC,
5.250%,
06/01/2024 192,010
0.2
900,000
(1)
CSC Holdings LLC,
5.750%,
01/15/2030 561,186
0.4
200,000
(1)
CSC Holdings LLC,
7.500%,
04/01/2028 149,809
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
400,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 $ 412,426
0.3
500,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 470,198
0.4
465,000  DISH DBS Corp.,
5.125%,
06/01/2029 240,138
0.2
282,000
(1)
DISH DBS Corp.,
5.750%,
12/01/2028 225,452
0.2
325,000  DISH DBS Corp.,
7.375%,
07/01/2028 194,595
0.2
550,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 574,570
0.5
370,000
(1)
GCI LLC, 4.750%,
10/15/2028 339,859
0.3
610,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 460,915
0.4
310,000
(1)
iHeartCommunications,
Inc., 5.250%,
08/15/2027 246,611
0.2
343,000
(1)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 302,924
0.2
239,000
(1)
LCPR Senior Secured
Financing DAC,
5.125%,
07/15/2029 208,493
0.2
374,000
(1)
LCPR Senior Secured
Financing DAC,
6.750%,
10/15/2027 366,694
0.3
585,000
(1)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 249,169
0.2
335,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 325,163
0.3
610,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 584,581
0.5
360,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 335,146
0.3
360,000
(1)
Millennium Escrow
Corp., 6.625%,
08/01/2026 255,949
0.2
319,000
(4)
Paramount Global,
6.250%,
02/28/2057 279,774
0.2
485,000
(1)
Scripps Escrow, Inc.,
5.875%,
07/15/2027 431,342
0.3
390,000
(1)
Sinclair Television
Group, Inc., 4.125%,
12/01/2030 275,435
0.2
155,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 145,771
0.1
950,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 918,288
0.7
270,000
(1)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 158,270
0.1
435,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 400,606
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
200,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 $ 190,176
0.1
220,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 215,470
0.2
200,000
(1)
Telecom Italia SpA/
Milano, 5.303%,
05/30/2024 199,233
0.2
230,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 219,844
0.2
335,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 341,447
0.3
150,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 134,007
0.1
570,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 568,859
0.4
275,000
(1)
Viasat, Inc., 6.500%,
07/15/2028 226,146
0.2
215,000
(1)
Viasat, Inc., 7.500%,
05/30/2031 169,044
0.1
360,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 315,612
0.2
651,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 612,070
0.5
417,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 372,748
0.3
540,000
(1)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 433,509
0.3
18,677,797
14.8
Consumer, Cyclical : 19.9%
185,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 170,768
0.1
460,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 413,139
0.3
315,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 308,224
0.2
235,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 249,028
0.2
130,000
(1)
Allison Transmission,
Inc., 3.750%,
01/30/2031 114,999
0.1
345,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 344,171
0.3
440,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 445,432
0.4
104,167
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 103,492
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
310,000
(1)
Arko Corp., 5.125%,
11/15/2029 $ 268,601
0.2
280,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 266,169
0.2
261,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 243,936
0.2
380,000
(1)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 338,365
0.3
300,000
(1)
Banijay Entertainment
SASU, 8.125%,
05/01/2029 309,155
0.2
460,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 463,538
0.4
78,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 82,435
0.1
250,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 248,057
0.2
485,000
(1)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 438,070
0.3
370,000
(1)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 371,285
0.3
325,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 333,470
0.3
275,000
(1)
Carnival Corp., 4.000%,
08/01/2028 255,850
0.2
575,000
(1)
Carnival Corp., 6.000%,
05/01/2029 553,708
0.4
350,000
(1)
Carrols Restaurant
Group, Inc., 5.875%,
07/01/2029 309,538
0.2
400,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 390,922
0.3
190,000  Delta Air Lines, Inc.,
4.375%,
04/19/2028 184,014
0.1
115,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 118,958
0.1
295,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 312,086
0.3
785,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 727,408
0.6
635,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 601,697
0.5
275,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 266,430
0.2
103,000
(1)
Gap, Inc., 3.625%,
10/01/2029 88,191
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
347,000
(1)
Gap, Inc., 3.875%,
10/01/2031 $ 286,259
0.2
225,000
(1)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 225,762
0.2
360,000
(1)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 330,120
0.3
436,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 425,325
0.3
435,000
(1)
Interface, Inc., 5.500%,
12/01/2028 402,690
0.3
657,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 643,744
0.5
490,000
(1)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 455,783
0.4
130,000  M/I Homes, Inc.,
3.950%,
02/15/2030 115,830
0.1
310,000  M/I Homes, Inc.,
4.950%,
02/01/2028 298,693
0.2
170,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 137,995
0.1
230,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 217,919
0.2
208,000
(1)(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 200,622
0.2
472,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 417,130
0.3
195,000  MGM Resorts
International, 4.625%,
09/01/2026 190,448
0.2
205,000  MGM Resorts
International, 4.750%,
10/15/2028 195,451
0.2
520,000
(1)
Michaels Cos., Inc.,
5.250%,
05/01/2028 411,492
0.3
340,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 322,524
0.3
110,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 109,219
0.1
130,000
(1)
NCL Corp. Ltd.,
7.750%,
02/15/2029 130,907
0.1
85,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 90,059
0.1
270,000
(1)
NCL Finance Ltd.,
6.125%,
03/15/2028 258,701
0.2
400,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 427,374
0.3
270,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 288,187
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,075,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 $ 1,064,837
0.8
260,000
(1)
Royal Caribbean
Cruises Ltd., 11.625%,
08/15/2027 283,107
0.2
425,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 425,371
0.3
500,000  Sands China Ltd.,
5.375%,
08/08/2025 493,203
0.4
340,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 321,849
0.3
415,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 419,555
0.3
425,000
(1)(2)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 387,284
0.3
125,000
(1)
SRS Distribution, Inc.,
6.000%,
12/01/2029 116,696
0.1
320,000
(1)
SRS Distribution, Inc.,
6.125%,
07/01/2029 303,755
0.2
345,000
(1)
Staples, Inc., 7.500%,
04/15/2026 321,279
0.3
530,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 500,102
0.4
370,000
(1)
STL Holding Co. LLC,
7.500%,
02/15/2026 361,523
0.3
375,000
(1)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 363,178
0.3
351,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 297,177
0.2
69,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 62,395
0.1
360,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 355,877
0.3
165,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 160,906
0.1
710,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 685,771
0.5
410,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 286,665
0.2
390,000
(1)
White Cap Buyer LLC,
6.875%,
10/15/2028 378,012
0.3
365,000
(1)
William Carter Co.,
5.625%,
03/15/2027 360,666
0.3
545,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 530,788
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
135,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 $ 134,398
0.1
200,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 197,859
0.2
330,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 342,175
0.3
25,057,798
19.9
Consumer, Non-cyclical : 17.0%
355,000
(1)
1375209 BC Ltd.,
9.000%,
01/30/2028 346,429
0.3
475,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 468,361
0.4
495,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 456,068
0.4
300,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 262,558
0.2
285,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 259,108
0.2
140,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 134,178
0.1
315,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 315,408
0.2
415,000
(1)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 400,808
0.3
175,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 160,451
0.1
210,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 197,492
0.2
385,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 384,802
0.3
505,000  B&G Foods, Inc.,
5.250%,
09/15/2027 459,374
0.4
390,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 411,914
0.3
380,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 229,316
0.2
365,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 246,762
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
355,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 $ 367,704
0.3
335,000
(1)
Catalent Pharma
Solutions, Inc., 3.125%,
02/15/2029 293,544
0.2
509,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 481,851
0.4
210,000
(1)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 165,375
0.1
365,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 305,770
0.2
310,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 288,437
0.2
340,000
(1)
CHS/Community Health
Systems, Inc., 6.875%,
04/15/2029 219,782
0.2
365,000  Cimpress PLC, 7.000%,
06/15/2026 357,039
0.3
480,000
(1)
CPI CG, Inc., 8.625%,
03/15/2026 466,351
0.4
160,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 131,661
0.1
605,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 528,694
0.4
550,000  Encompass Health
Corp., 4.750%,
02/01/2030 518,554
0.4
337,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 335,247
0.3
200,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 198,223
0.2
200,000
(1)
IQVIA, Inc., 6.500%,
05/15/2030 205,272
0.2
466,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 434,359
0.3
305,000
(1)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 306,385
0.2
383,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 382,665
0.3
485,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 439,097
0.3
545,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 514,434
0.4
345,000
(1)
ModivCare, Inc.,
5.875%,
11/15/2025 341,074
0.3
282,000
(1)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 229,434
0.2
430,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 398,006
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
264,000  New Albertsons L.P.,
7.450%,
08/01/2029 $ 272,877
0.2
614,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 525,845
0.4
200,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 193,504
0.1
300,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 273,264
0.2
340,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 313,105
0.2
565,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 560,295
0.4
260,000
(1)
Prestige Brands, Inc.,
3.750%,
04/01/2031 227,570
0.2
690,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 686,515
0.5
415,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 382,857
0.3
385,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 387,173
0.3
380,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 329,150
0.3
345,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 327,327
0.3
350,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 326,231
0.3
350,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 342,397
0.3
580,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 578,869
0.5
570,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 577,032
0.5
393,000  Teva Pharmaceutical
Finance Netherlands III
BV, 4.750%,
05/09/2027 379,333
0.3
386,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 336,658
0.3
155,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 137,319
0.1
310,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 302,873
0.2
100,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 98,577
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
70,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 $ 70,203
0.1
350,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 353,582
0.3
340,000
(1)
VT Topco, Inc., 8.500%,
08/15/2030 354,088
0.3
185,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 174,920
0.1
285,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 285,864
0.2
21,439,415
17.0
Energy : 12.3%
305,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 293,579
0.2
375,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 372,323
0.3
205,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 196,728
0.2
365,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 359,901
0.3
135,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 135,471
0.1
465,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 433,114
0.3
486,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 486,491
0.4
362,000
(1)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 325,542
0.3
540,000
(1)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 543,883
0.4
55,000
(1)
Crescent Energy
Finance LLC, 9.250%,
02/15/2028 57,108
0.0
640,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 6.000%,
02/01/2029 646,169
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
220,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 $ 218,874
0.2
325,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 307,327
0.2
185,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 170,415
0.1
353,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 318,861
0.3
445,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 461,715
0.4
410,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 404,289
0.3
360,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 347,657
0.3
775,000  EnLink Midstream LLC,
5.375%,
06/01/2029 759,232
0.6
125,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 122,296
0.1
420,000  EQM Midstream
Partners L.P., 5.500%,
07/15/2028 416,414
0.3
225,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 225,037
0.2
300,000
(1)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 276,345
0.2
270,000
(1)
Hess Midstream
Operations L.P.,
5.125%,
06/15/2028 260,745
0.2
110,000
(1)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 106,588
0.1
240,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 232,036
0.2
255,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 247,645
0.2
255,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 246,748
0.2
505,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 496,098
0.4
500,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 507,648
0.4
320,000
(1)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 319,639
0.3
375,000  Murphy Oil Corp.,
6.375%,
07/15/2028 377,071
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
315,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 $ 328,497
0.3
415,000  Occidental Petroleum
Corp., 5.500%,
12/01/2025 415,175
0.3
485,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 473,496
0.4
675,000
(2)
Southwestern
Energy Co., 5.375%,
02/01/2029 659,376
0.5
75,000  Southwestern
Energy Co., 5.700%,
01/23/2025 74,748
0.1
170,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 158,104
0.1
390,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 361,472
0.3
300,000
(1)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
7.500%,
10/01/2025 301,813
0.2
258,750
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 258,034
0.2
55,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 57,100
0.0
235,000
(1)
Transocean, Inc.,
7.500%,
01/15/2026 231,116
0.2
445,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 392,617
0.3
445,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 449,809
0.4
395,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 395,390
0.3
300,000
(1)
Venture Global
LNG, Inc., 9.500%,
02/01/2029 317,638
0.2
15,547,374
12.3
Financial : 7.0%
90,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 94,994
0.1
245,000  Ally Financial, Inc.,
5.750%,
11/20/2025 243,661
0.2
175,000  Ally Financial, Inc.,
6.700%,
02/14/2033 175,388
0.1
395,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 355,978
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
420,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 $ 392,399
0.3
393,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 379,804
0.3
265,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 253,182
0.2
250,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 274,640
0.2
740,000  Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp., 5.250%,
05/15/2027 665,344
0.5
410,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 370,250
0.3
214,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 190,995
0.2
380,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 355,917
0.3
360,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 259,233
0.2
420,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 343,452
0.3
255,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 249,539
0.2
485,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 439,166
0.3
290,000  Navient Corp., 4.875%,
03/15/2028 269,756
0.2
185,000  Navient Corp., 5.000%,
03/15/2027 178,783
0.1
130,000  Navient Corp., 6.750%,
06/25/2025 131,631
0.1
200,000  OneMain Finance
Corp., 4.000%,
09/15/2030 171,434
0.1
445,000
(2)
OneMain Finance
Corp., 5.375%,
11/15/2029 417,347
0.3
130,000  OneMain Finance
Corp., 7.125%,
03/15/2026 132,530
0.1
280,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 231,448
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
540,000
(1)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 $ 420,268
0.3
480,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 499,350
0.4
65,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 61,637
0.1
540,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 529,813
0.4
345,000
(1)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 350,058
0.3
350,000
(1)
XHR L.P., 4.875%,
06/01/2029 322,570
0.3
65,000
(1)
XHR L.P., 6.375%,
08/15/2025 64,893
0.1
8,825,460
7.0
Industrial : 12.6%
220,000
(1)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 225,775
0.2
485,000
(1)(3)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 227,118
0.2
325,000
(1)
Ardagh Packaging
Finance PLC / Ardagh
Holdings USA, Inc.,
5.250%,
08/15/2027 252,863
0.2
210,000  Ball Corp., 3.125%,
09/15/2031 181,291
0.1
70,000
(2)
Ball Corp., 4.875%,
03/15/2026 69,788
0.1
175,000  Ball Corp., 6.875%,
03/15/2028 181,924
0.1
270,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 274,708
0.2
315,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 315,353
0.2
100,000
(1)
Bombardier, Inc.,
8.750%,
11/15/2030 106,595
0.1
375,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 375,276
0.3
370,000
(1)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 357,690
0.3
65,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 63,569
0.0
423,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 409,800
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
445,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 $ 465,691
0.4
395,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 401,604
0.3
465,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 475,518
0.4
575,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 532,213
0.4
554,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 533,205
0.4
140,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 6.500%,
10/01/2025 139,679
0.1
460,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 425,508
0.3
125,000
(1)
GFL Environmental,
Inc., 4.250%,
06/01/2025 123,231
0.1
225,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 207,900
0.2
190,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 173,736
0.1
196,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 181,061
0.1
425,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 383,012
0.3
380,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 390,034
0.3
550,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 523,242
0.4
225,000
(1)(3)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 193,611
0.2
355,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 331,595
0.3
340,000
(1)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 352,747
0.3
455,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 456,909
0.4
395,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 400,980
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
435,000
(1)
PGT Innovations, Inc.,
4.375%,
10/01/2029 $ 433,920
0.3
360,000
(1)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 333,605
0.3
208,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 200,564
0.2
386,000
(1)
Rolls-Royce PLC,
5.750%,
10/15/2027 386,904
0.3
380,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 357,038
0.3
65,000
(1)
Sealed Air Corp.,
5.125%,
12/01/2024 64,709
0.0
215,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 216,991
0.2
170,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 170,312
0.1
520,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 459,051
0.4
390,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 410,388
0.3
445,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 383,483
0.3
255,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 234,494
0.2
335,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 324,426
0.3
233,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 233,294
0.2
425,000  TransDigm, Inc.,
4.625%,
01/15/2029 399,288
0.3
325,000  TransDigm, Inc.,
5.500%,
11/15/2027 318,683
0.3
495,000
(1)
TransDigm, Inc.,
6.250%,
03/15/2026 494,647
0.4
350,000
(1)
TransDigm, Inc.,
6.875%,
12/15/2030 360,729
0.3
405,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 378,077
0.3
15,893,829
12.6
Technology : 2.5%
660,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 629,145
0.5
255,000
(1)
Cloud Software
Group, Inc., 9.000%,
09/30/2029 242,585
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
275,000
(1)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 $ 249,724
0.2
240,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 238,825
0.2
160,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 144,686
0.1
300,000
(1)
McAfee Corp., 7.375%,
02/15/2030 274,376
0.2
370,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 393,447
0.3
195,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 175,081
0.2
450,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 407,763
0.3
399,000
(1)
Virtusa Corp., 7.125%,
12/15/2028 342,793
0.3
3,098,425
2.5
Utilities : 2.1%
466,000
(1)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 437,149
0.3
270,000
(1)
Calpine Corp., 4.500%,
02/15/2028 256,979
0.2
220,000
(1)
Calpine Corp., 5.000%,
02/01/2031 201,966
0.2
310,000
(1)
Calpine Corp., 5.125%,
03/15/2028 297,415
0.2
60,000
(1)
Calpine Corp., 5.250%,
06/01/2026 59,240
0.1
365,000  TransAlta Corp.,
7.750%,
11/15/2029 387,949
0.3
240,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 224,309
0.2
320,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 316,131
0.3
185,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 182,599
0.1
230,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 239,048
0.2
2,602,785
2.1
Total Corporate Bonds/
Notes
(Cost $114,560,832)
118,755,971
94.2
BANK LOANS : 1.5%
Consumer, Non-cyclical : 0.2%
295,000  Nielsen Consumer Inc.,
Tranche B, 11.549%,
(TSFR3M+6.250%),
03/06/2028 289,346
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial : 1.1%
525,000  Acrisure LLC, 2023
Term Loan B, 9.850%,
(TSFR3M+4.500%),
10/18/2030 $ 527,297
0.4
815,000  HUB International Ltd.,
Term Loan B, 9.369%,
(TSFR3M+4.250%),
06/08/2030 819,754
0.7
1,347,051
1.1
Lodging & Casinos : 0.2%
294,000  Hilton Worldwide
06/22/2026, 2019 Term
Loan B2, 6.939%,
(TSFR1M+1.750%),
06/22/2026 294,788
0.2
Total Bank Loans
(Cost $1,916,161)
1,931,185
1.5
Total Long-Term
Investments
(Cost $116,476,993)
120,687,156
95.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.0%
Commercial Paper : 2.5%
450,000  Autozone, Inc.,
11.010
%,
01/02/2024 449,729
0.4
1,000,000  Berkshire Hathaway
Inc.,
9.180
%,
01/03/2024 999,246
0.8
1,000,000
Exelon Corp.,
9.180
%,
01/03/2024 999,246
0.8
685,000
SYSCO Corp.,
8.220
%,
01/04/2024 684,383
0.5
Total Commercial Paper
(Cost $3,133,999)
3,132,604
2.5
Repurchase Agreements : 1.3%
633,535
(5)
Bank of America
Inc., Repurchase
Agreement dated
12/29/2023, 5.320%,
due 01/02/2024
(Repurchase Amount
$633,904, collateralized
by various U.S.
Government Securities,
0.000%-3.125%, Market
Value plus accrued
interest $646,206, due
08/31/27-05/15/48)
633,535
0.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
JPMorgan Chase
& Co., Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase
Amount $1,000,584,
collateralized by various
U.S. Government
Securities, 2.500%-
5.000%, Market Value
plus accrued interest
$1,020,000, due
02/15/29-08/15/53)
$ 1,000,000
0.8
Total Repurchase
Agreements
(Cost $1,633,535)
1,633,535
1.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.2%
228,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $228,000) $ 228,000 0.2
Total Short-Term
Investments
(Cost $4,995,534)
4,994,139
4.0
Total Investments in
Securities
(Cost $121,472,527) $ 125,681,295 99.7
Assets in Excess of
Other Liabilities
413,882 0.3
Net Assets $ 126,095,177 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2023.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series HYB Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 118,755,971 $ — $ 118,755,971
Bank Loans — 1,931,185 — 1,931,185
Short-Term Investments 228,000 4,766,139 — 4,994,139
Total Investments, at fair value $ 228,000 $ 125,453,295 $ — $ 125,681,295
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,306,997
Gross Unrealized Depreciation (1,098,229)
Net Unrealized Appreciation $ 4,208,768